Derivative financial liability – current (Details Narrative) - shares	1 Months Ended
	Dec. 31, 2025	Jul. 31, 2024	May 31, 2024	Dec. 31, 2023	Jun. 30, 2023	May 31, 2020	Oct. 31, 2019
Series L ADS warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	6,097,562
J ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		21,315
Series K warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		21,315
Series G ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued			9,434
Series H warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued			14,780
Series E ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued				11,998
Series F ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued				11,998
Series D ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued					1,098
Series ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued						2	1